Total net investment result - Summary of Insurance Net Investment Result (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	€ 1,669	€ 1,661
Impairment losses / (reversals)	(68)	(96)
Interest accreted to insurance / reinsurance contracts	(5,455)	(5,177)
Amounts recognized in profit or loss	(10,243)	(9,246)
Amounts recognized in OCI	1,706	(860)
Amounts recognized in profit or loss	325	382
Amounts recognized in OCI	(462)	181
Insurance net investment result	8	(43)
Amounts recognized in profit or loss	(138)	(32)
Amounts recognized in OCI	147	(12)
Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	(1,538)	(1,564)
Changes in interest rates and other financial assumptions	1,725	(687)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(286)	(476)
Change in fair value of underlying assets of products with direct participating features	(9,731)	(8,147)
Change in fulfilment value not recognized in CSM due to risk mitigation option	1,293	780
Insurance finance expenses from PAA contracts		(12)
Total insurance/ reinsurance finance income / (expenses)	(8,537)	(10,106)
Reinsurance contracts held [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	312	319
Changes in interest rates and other financial assumptions	(509)	91
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	65	157
Changes in risk of non-performance of reinsurers	(4)	(5)
Total insurance/ reinsurance finance income / (expenses)	(137)	563
Insurance Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Amounts recognized in profit or loss	(6,777)	(6,692)
Amounts recognized in OCI	1	2
Insurance net investment result	234	120
Amounts recognized in profit or loss	233	118
Amounts recognized in OCI	1	2
Insurance Contracts With Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets of products with direct participating features	(8,070)	(7,470)
Change in fulfilment value not recognized in CSM due to risk mitigation option	1,293	780
Total insurance/ reinsurance finance income / (expenses)	(6,776)	(6,691)
Insurance Contracts Without Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Amounts recognized in profit or loss	(1,804)	(1,877)
Amounts recognized in OCI	1,705	(862)
Amounts recognized in profit or loss	325	382
Amounts recognized in OCI	(462)	181
Insurance net investment result	(210)	(155)
Amounts recognized in profit or loss	(356)	(142)
Amounts recognized in OCI	146	(14)
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	(1,538)	(1,564)
Changes in interest rates and other financial assumptions	1,725	(687)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(286)	(476)
Insurance finance expenses from PAA contracts		(12)
Total insurance/ reinsurance finance income / (expenses)	(99)	(2,739)
Insurance Contracts Without Direct Participating Features [Member] | Reinsurance contracts held [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	312	319
Changes in interest rates and other financial assumptions	(509)	91
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	65	157
Changes in risk of non-performance of reinsurers	(4)	(5)
Total insurance/ reinsurance finance income / (expenses)	(137)	563
Investment Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Amounts recognized in profit or loss	(1,661)	(676)
Insurance net investment result	(16)	(8)
Amounts recognized in profit or loss	(16)	(8)
Investment Contracts With Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets of products with direct participating features	(1,661)	(676)
Total insurance/ reinsurance finance income / (expenses)	(1,661)	(676)
Insurance investment return [member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	1,356	1,396
Interest revenue on financial instruments measured at FVPL	321	382
Other investment income	772	781
Results from financial transactions	7,489	6,467
Impairment losses / (reversals)	(58)	(80)
Interest expenses	(101)	(114)
P&L impacts	9,779	8,832
Gains / (losses) on investments in equity instruments designated at FVOCI		0
Gains / (losses) on financial assets measured at FVOCI	(1,145)	567
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI	47	100
OCI impacts	(1,098)	667
Total insurance investment return	8,682	9,500
Insurance investment return [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments measured at FVPL	92	134
Other investment income	460	532
Results from financial transactions	6,458	6,144
P&L impacts	7,010	6,810
Total insurance investment return	7,010	6,810
Insurance investment return [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	1,356	1,396
Interest revenue on financial instruments measured at FVPL	167	199
Other investment income	6	7
Results from financial transactions	(247)	(55)
Impairment losses / (reversals)	(58)	(80)
Interest expenses	(101)	(114)
P&L impacts	1,123	1,353
Gains / (losses) on investments in equity instruments designated at FVOCI		0
Gains / (losses) on financial assets measured at FVOCI	(1,145)	567
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI	47	100
OCI impacts	(1,098)	667
Total insurance investment return	25	2,021
Insurance investment return [member] | Investment Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments measured at FVPL	63	48
Other investment income	306	242
Results from financial transactions	1,277	378
P&L impacts	1,646	668
Total insurance investment return	€ 1,646	€ 668